Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments - Summary of Direct and Indirect Guarantees (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Direct Guarantees [Member] | Enel Distribucin Ro
Disclosure Of Other Provisions [Line Items]
Assets Committed, Carrying Amount	$ 18,961
Outstanding balance	225,471,000	$ 105,335,000
Direct Guarantees [Member] | Enel Distribucin Ceara
Disclosure Of Other Provisions [Line Items]
Assets Committed, Carrying Amount	19,378
Outstanding balance	126,674,000	106,854,000
Direct Guarantees [Member] | Enel Cien [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance		4,074,000
Direct Guarantees [Member] | CELG Distribucion S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Assets Committed, Carrying Amount	24,783
Outstanding balance	101,507,000	154,954,000
Direct Guarantees [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Other Provisions [Line Items]
Assets Committed, Carrying Amount	9,286
Outstanding balance	828,266,000
Direct Guarantees [Member] | Enel Generacion Peru S.A.
Disclosure Of Other Provisions [Line Items]
Assets Committed, Carrying Amount	18,371
Outstanding balance	37,824,000	48,443,000
Direct Guarantees [Member] | Mitsubishi Corporation [Member]
Disclosure Of Other Provisions [Line Items]
Assets Committed, Carrying Amount	7,692
Outstanding balance	54,460,000	53,161,000
Indirect Guarantees [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	2,285,321	528,381
Indirect Guarantees [Member] | Enel Generacin Chile S.A. | Bonds Serie H [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	78,925	96,857
Indirect Guarantees [Member] | Enel Generacin Chile S.A. | Bonds Serie M [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	394,987	$ 431,524
Indirect Guarantees [Member] | Enel Distribucin Ro | Debentures 9a Emissao (Ampl19) [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	155,237
Indirect Guarantees [Member] | Enel Distribucin Ro | Citibank 4131 II [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	97,276
Indirect Guarantees [Member] | Enel Distribucin Ro | Citibank 4131 III [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	37,159
Indirect Guarantees [Member] | Enel Distribucin Ro | Itau 4131 [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	77,203
Indirect Guarantees [Member] | Enel Generacin Fortaleza S.A. [Member] | Citi 4131 Fortaleza [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	60,974
Indirect Guarantees [Member] | Enel Distribucion Goias S.A. (Distribucion) [Member] | Itau 4131 Celg - I [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	77,143
Indirect Guarantees [Member] | Enel Distribucion Goias S.A. (Distribucion) [Member] | Itau 4131 Celg - II [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	96,524
Indirect Guarantees [Member] | Enel Distribucion Goias S.A. (Distribucion) [Member] | Itau 4131 Celg - IV [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	31,011
Indirect Guarantees [Member] | Enel Distribucion Goias S.A. (Distribucion) [Member] | Itau 4131 Celg - V [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	41,264
Indirect Guarantees [Member] | Enel Distribucion Goias S.A. (Distribucion) [Member] | Np 1a Emissao [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	54,145
Indirect Guarantees [Member] | Enel Distribucion Goias S.A. (Distribucion) [Member] | Bndes_Finame_Giro [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	26,058
Indirect Guarantees [Member] | Enel Green Power Volta Grande [Member] | Bnp Paribas 4131 [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	267,302
Indirect Guarantees [Member] | Enel Distribucion Sao Paulo S.A | Debentures - 23a Emissao - 1a Serie [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	185,268
Indirect Guarantees [Member] | Enel Distribucion Sao Paulo S.A | Debentures - 23a Emissao - 2a Serie [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	367,520
Indirect Guarantees [Member] | Enel Distribucion Sao Paulo S.A | Debentures - 23a Emissao - 3a Serie [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	$ 237,325